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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2003

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one.): [    ]  is a restatement.
                                    [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leuthold Weeden Capital Management, LLC
Address:          100 North Sixth Street
                  Suite 412A
                  Minneapolis, MN  55403

Form 13F File Number:      028-10174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David Cragg
Title:            Managing Director
Phone:            (612) 332-9141

Signature, Place, and Date of Signing:

/s/ David Cragg                Minneapolis, MN              February  11, 2003
--------------------------------------------------------------------------------
David Cragg                                                        Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                               0
                                                      ------------------------

Form 13F Information Table Entry Total:                         100
                                                      ------------------------

Form 13F Information Table Value Total:                      $402,188
                                                      ------------------------
                                                            (thousands)


List of Other Included Managers:    NONE

                           FORM 13F INFORMATION TABLE

                                                       Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
         Column 1:           Column 2:    Column 3:   Column 4:       Column 5:             Column 6:       Column 7:   Column 8:
      Name of Issuer      Title of Class    CUSIP       Value    Shares or Principal  Investment Discretion   Other      Voting
                                                     (x $1,000)        Amount                                Managers   Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                           SH/  Put/  Sole  Shared-  Shared-      Sole  Shared  None
                                                                           PRN  Call        Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
Corporate High Yield Fd III    COMMON      219925104     144     16,414    SH         SOLE                         16,414
------------------------------------------------------------------------------------------------------------------------------------
Corporate High Yield Fund      COMMON      219914108     148     15,467    SH         SOLE                         15,467
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse High Yield Bd    COMMON      22544F103     130     24,322    SH         SOLE                         24,322
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus High Yield Strat Fd    COMMON      26200s101     144     26,584    SH         SOLE                         26,584
------------------------------------------------------------------------------------------------------------------------------------
Pacholder High Yield Fund      COMMON      693742108     153     16,764    SH         SOLE                         16,764
------------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt Co       CLASS A     03748R101   2,855     82,761    SH         SOLE                         82,761
------------------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities Inc      COMMON      053484101   3,798     79,457    SH         SOLE                         79,457
------------------------------------------------------------------------------------------------------------------------------------
Cousins Properties Inc         COMMON      222795106   2,030     66,355    SH         SOLE                         66,355
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential             COMMON      29476L107   3,176    107,624    SH         SOLE                        107,624
------------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Tr     COMMON      32054K103   2,127     63,019    SH         SOLE                         63,019
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust Inc    COMMON      421946104   2,262     63,276    SH         SOLE                         63,276
------------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc             COMMON      74460D109   4,251     97,980    SH         SOLE                         97,980
------------------------------------------------------------------------------------------------------------------------------------
Cinergy Corp                   COMMON      172474108   4,813    124,013    SH         SOLE                        124,013
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Inc        COMMON      209115104   4,617    107,358    SH         SOLE                        107,358
------------------------------------------------------------------------------------------------------------------------------------
DTE Energy Company             COMMON      233331107   4,790    121,562    SH         SOLE                        121,562
------------------------------------------------------------------------------------------------------------------------------------
Progress Energy Inc            COMMON      743263105   4,742    104,778    SH         SOLE                        104,778
------------------------------------------------------------------------------------------------------------------------------------
Teco Energy Inc                COMMON      872375100   5,169    358,724    SH         SOLE                        358,724
------------------------------------------------------------------------------------------------------------------------------------
AES Corp                       COMMON      00130H105   7,645    809,832    SH         SOLE                        809,832
------------------------------------------------------------------------------------------------------------------------------------
ALCOA Inc                      COMMON      013817101   8,765    230,664    SH         SOLE                        230,664
------------------------------------------------------------------------------------------------------------------------------------
AVI Biopharma Inc              COMMON      002346104     544    133,650    SH         SOLE                        133,650
------------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd                  CLASS A     G1150G111   3,497    132,870    SH         SOLE                        132,870
------------------------------------------------------------------------------------------------------------------------------------
Alcan Inc.                     COMMON      013716105   5,434    115,735    SH         SOLE                        115,735
------------------------------------------------------------------------------------------------------------------------------------
Alcatel SA                       ADR       013904305  10,362    806,355    SH         SOLE                        806,355
------------------------------------------------------------------------------------------------------------------------------------


                                                       Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
         Column 1:           Column 2:    Column 3:   Column 4:       Column 5:             Column 6:       Column 7:   Column 8:
      Name of Issuer      Title of Class    CUSIP       Value    Shares or Principal  Investment Discretion   Other      Voting
                                                     (x $1,000)        Amount                                Managers   Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                           SH/  Put/  Sole  Shared-  Shared-      Sole  Shared  None
                                                                           PRN  Call        Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
American Pharmaceutical Part   COMMON      02886P109   4,670    138,988    SH         SOLE                        138,988
------------------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals Inc     COMMON      032346108     509     22,925    SH         SOLE                         22,925
------------------------------------------------------------------------------------------------------------------------------------
Apex Silver Mines Ltd          COMMON      G04074103     669     31,987    SH         SOLE                         31,987
------------------------------------------------------------------------------------------------------------------------------------
Avocent Corporation            COMMON      053893103   6,245    170,992    SH         SOLE                        170,992
------------------------------------------------------------------------------------------------------------------------------------
BHP Billiton                     ADR       088606108  11,486    629,012    SH         SOLE                        629,012
------------------------------------------------------------------------------------------------------------------------------------
Barr Laboratories              COMMON      068306109   5,320     69,139    SH         SOLE                         69,139
------------------------------------------------------------------------------------------------------------------------------------
CACI International Inc         CLASS A     127190304   3,179     65,390    SH         SOLE                         65,390
------------------------------------------------------------------------------------------------------------------------------------
CLECO Corp                     COMMON      12561W105   1,062     59,068    SH         SOLE                         59,068
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corp                   COMMON      151020104   8,542    190,331    SH         SOLE                        190,331
------------------------------------------------------------------------------------------------------------------------------------
Cell Genesys Inc.              COMMON      150921104   1,158     90,542    SH         SOLE                         90,542
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc          COMMON      150934107     932    107,542    SH         SOLE                        107,542
------------------------------------------------------------------------------------------------------------------------------------
Cerner Corp.                   COMMON      156782104   6,123    161,774    SH         SOLE                        161,774
------------------------------------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron-NY Shr   COMMON      167250109   1,646     56,951    SH         SOLE                         56,951
------------------------------------------------------------------------------------------------------------------------------------
Ciber Inc                      COMMON      17163B102   4,563    526,884    SH         SOLE                        526,884
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                  COMMON      17275R102  13,758    567,802    SH         SOLE                        567,802
------------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals Inc     COMMON      229678107     507     41,530    SH         SOLE                         41,530
------------------------------------------------------------------------------------------------------------------------------------
DPL Inc                        COMMON      233293109   5,817    278,601    SH         SOLE                        278,601
------------------------------------------------------------------------------------------------------------------------------------
Davita Inc                     COMMON      23918K108   4,134    105,992    SH         SOLE                        105,992
------------------------------------------------------------------------------------------------------------------------------------
Diagnostic Products Corp       COMMON      252450101   5,553    120,961    SH         SOLE                        120,961
------------------------------------------------------------------------------------------------------------------------------------
Digene Corp                    COMMON      253752109     676     16,862    SH         SOLE                         16,862
------------------------------------------------------------------------------------------------------------------------------------
Dycom Industries Inc           COMMON      267475101   2,136     79,650    SH         SOLE                         79,650
------------------------------------------------------------------------------------------------------------------------------------
Dynegy Inc                     CLASS A     26816Q101   3,457    807,626    SH         SOLE                        807,626
------------------------------------------------------------------------------------------------------------------------------------
F5 Networks Inc                COMMON      315616102   3,363    133,976    SH         SOLE                        133,976
------------------------------------------------------------------------------------------------------------------------------------


                                                       Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
         Column 1:           Column 2:    Column 3:   Column 4:       Column 5:             Column 6:       Column 7:   Column 8:
      Name of Issuer      Title of Class    CUSIP       Value    Shares or Principal  Investment Discretion   Other      Voting
                                                     (x $1,000)        Amount                                Managers   Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                           SH/  Put/  Sole  Shared-  Shared-      Sole  Shared  None
                                                                           PRN  Call        Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
Fluor Corp (New)               COMMON      343412102   3,139     79,186    SH         SOLE                         79,186
------------------------------------------------------------------------------------------------------------------------------------
Foundry Networks               COMMON      35063R100  17,965    657,321    SH         SOLE                        657,321
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran Copper        CLASS B     35671D857  15,004    356,136    SH         SOLE                        356,136
------------------------------------------------------------------------------------------------------------------------------------
Garmin Ltd                     COMMON      G37260109   4,940     90,683    SH         SOLE                         90,683
------------------------------------------------------------------------------------------------------------------------------------
Genesis Healthcare Corp        COMMON      37184D101   1,533     67,274    SH         SOLE                         67,274
------------------------------------------------------------------------------------------------------------------------------------
Genta Inc                      COMMON      37245M207     429     41,089    SH         SOLE                         41,089
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp - Genl Division   COMMON      372917104   4,500     91,296    SH         SOLE                         91,296
------------------------------------------------------------------------------------------------------------------------------------
Global Imaging Systems Inc     COMMON      37934A100   5,739    180,750    SH         SOLE                        180,750
------------------------------------------------------------------------------------------------------------------------------------
Granite Construction Inc.      COMMON      387328107   1,625     69,197    SH         SOLE                         69,197
------------------------------------------------------------------------------------------------------------------------------------
Harman International           COMMON      413086109   4,879     65,957    SH         SOLE                         65,957
------------------------------------------------------------------------------------------------------------------------------------
Hecla Mining Co                COMMON      422704106   5,806    700,363    SH         SOLE                        700,363
------------------------------------------------------------------------------------------------------------------------------------
IBM                            COMMON      459200101   3,387     36,541    SH         SOLE                         36,541
------------------------------------------------------------------------------------------------------------------------------------
IVAX Corp                      COMMON      465823102   7,734    323,850    SH         SOLE                        323,850
------------------------------------------------------------------------------------------------------------------------------------
Inco Ltd.                      COMMON      453258402  14,108    354,289    SH         SOLE                        354,289
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies             ADR       456788108   5,484     57,489    SH         SOLE                         57,489
------------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp                COMMON      46185R100   3,560     50,929    SH         SOLE                         50,929
------------------------------------------------------------------------------------------------------------------------------------
Jacob's Engineering Group Inc  COMMON      469814107   3,040     63,310    SH         SOLE                         63,310
------------------------------------------------------------------------------------------------------------------------------------
Matsushita Elec Ind              ADR       576879209   1,720    123,420    SH         SOLE                        123,420
------------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                    COMMON      583916101   1,026    164,718    SH         SOLE                        164,718
------------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals     COMMON      599902103   5,814    311,739    SH         SOLE                        311,739
------------------------------------------------------------------------------------------------------------------------------------
NeighborCare Inc               COMMON      64015y104   2,658    134,570    SH         SOLE                        134,570
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications          COMMON      65332v103  12,324    439,188    SH         SOLE                        439,188
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc                   COMMON      681904108   4,968    123,010    SH         SOLE                        123,010
------------------------------------------------------------------------------------------------------------------------------------


                                                       Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
         Column 1:           Column 2:    Column 3:   Column 4:       Column 5:             Column 6:       Column 7:   Column 8:
      Name of Issuer      Title of Class    CUSIP       Value    Shares or Principal  Investment Discretion   Other      Voting
                                                     (x $1,000)        Amount                                Managers   Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                           SH/  Put/  Sole  Shared-  Shared-      Sole  Shared  None
                                                                           PRN  Call        Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
Oneok Inc                      COMMON      682680103   1,549     70,156    SH         SOLE                         70,156
------------------------------------------------------------------------------------------------------------------------------------
Orasure Technologies Inc       COMMON      68554V108   2,146    269,646    SH         SOLE                        269,646
------------------------------------------------------------------------------------------------------------------------------------
PPL Corporation                COMMON      69351T106   1,622     37,075    SH         SOLE                         37,075
------------------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group Inc    COMMON      705324101   4,013     72,845    SH         SOLE                         72,845
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Resources Inc   COMMON      717125108   7,448    114,326    SH         SOLE                        114,326
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge                   COMMON      717265102  12,363    162,485    SH         SOLE                        162,485
------------------------------------------------------------------------------------------------------------------------------------
Philips Electronics-NV Shr     COMMON      500472303   4,563    156,865    SH         SOLE                        156,865
------------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc           COMMON      74762E102   2,137    292,681    SH         SOLE                        292,681
------------------------------------------------------------------------------------------------------------------------------------
Reliant Resources Inc          COMMON      75952B105   4,533    615,919    SH         SOLE                        615,919
------------------------------------------------------------------------------------------------------------------------------------
Sapient Corp                   COMMON      803062108   5,093    902,949    SH         SOLE                        902,949
------------------------------------------------------------------------------------------------------------------------------------
Shaw Group Inc.                COMMON      820280105   2,728    200,325    SH         SOLE                        200,325
------------------------------------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp      COMMON      843611104   2,682     56,877    SH         SOLE                         56,877
------------------------------------------------------------------------------------------------------------------------------------
Sykes Enterprises              COMMON      871237103     895    104,243    SH         SOLE                        104,243
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical              ADR       881624209   7,693    135,647    SH         SOLE                        135,647
------------------------------------------------------------------------------------------------------------------------------------
Therasense Inc                 COMMON      883381105   3,916    194,048    SH         SOLE                        194,048
------------------------------------------------------------------------------------------------------------------------------------
Tivo Inc                       COMMON      888706108   1,487    200,903    SH         SOLE                        200,903
------------------------------------------------------------------------------------------------------------------------------------
US Cellular Corp               COMMON      911684108   4,241    119,454    SH         SOLE                        119,454
------------------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals Inc     COMMON      942683103   6,034    131,165    SH         SOLE                        131,165
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc               COMMON      969457100   5,939    604,817    SH         SOLE                        604,817
------------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund              COMMON      044901106     398     28,051    SH         SOLE                         28,051
------------------------------------------------------------------------------------------------------------------------------------
Asia Tigers                    COMMON      04516T105     171     16,269    SH         SOLE                         16,269
------------------------------------------------------------------------------------------------------------------------------------
Brazil Fund                    COMMON      105759104     484     20,192    SH         SOLE                         20,192
------------------------------------------------------------------------------------------------------------------------------------
China Fund                     COMMON      169373107     361      8,854    SH         SOLE                          8,854
------------------------------------------------------------------------------------------------------------------------------------


                                                       Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
         Column 1:           Column 2:    Column 3:   Column 4:       Column 5:             Column 6:       Column 7:   Column 8:
      Name of Issuer      Title of Class    CUSIP       Value    Shares or Principal  Investment Discretion   Other      Voting
                                                     (x $1,000)        Amount                                Managers   Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                           SH/  Put/  Sole  Shared-  Shared-      Sole  Shared  None
                                                                           PRN  Call        Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
I Shares MSCI Malaysia         COMMON      464286830     764    118,453    SH         SOLE                        118,453
------------------------------------------------------------------------------------------------------------------------------------
IShares MSCI Emerging Markets  COMMON      464287234   2,241     13,670    SH         SOLE                         13,670
------------------------------------------------------------------------------------------------------------------------------------
India Fund Inc                 COMMON      454089103   2,671    105,992    SH         SOLE                        105,992
------------------------------------------------------------------------------------------------------------------------------------
Korea Fund                     COMMON      500634100   1,960    106,801    SH         SOLE                        106,801
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Asia-Pacific    COMMON      61744U106     656     60,441    SH         SOLE                         60,441
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley India Invest    COMMON      61745C105   1,933     72,803    SH         SOLE                         72,803
------------------------------------------------------------------------------------------------------------------------------------
Scudder New Asia               COMMON      811183102     294     20,517    SH         SOLE                         20,517
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Fund Inc                COMMON      874036106     690     57,974    SH         SOLE                         57,974
------------------------------------------------------------------------------------------------------------------------------------
                                                     402,188
------------------------------------------------------------------------------------------------------------------------------------